UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: June 11, 2016 to July 12, 2016

Commission File Number of issuing entity: 333-171508-03

Central Index Key Number of issuing entity: 0001548266

GS Mortgage Securities Trust 2012-GCJ7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541502

Goldman Sachs Mortgage Company

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555524

Jefferies LoanCore LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding I LLC

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3880056
38-3880057
38-3880058
38-3880059
38-3880060
38-3880061
38-7047664

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑AB			X
A‑S			X
B			X
C			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On July 12, 2016 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the GS Mortgage Securities Trust 2012-GCJ7 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on July 12, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	77	1,473,046,951.99
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	1	23,793,549.89
Total	78	1,496,840,501.88

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.59%	0	N/A

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2012-GCJ7 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 11, 2016 to July 12, 2016.

The Depositor has filed a Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, has filed a Form ABS-15G on May 13, 2016. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Jefferies LoanCore LLC (“JLC”), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of JLC is 0001555524. There is no new activity to report at this time.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC), one of the sponsors, has filed a Form ABS-15G on February 5, 2016. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases (collectively, the “Additional Complaints”) alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order. Motions to Dismiss all of the actions are pending. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

On January 24, 2016 PSW NYC LLC commenced a complaint (the “PSW Complaint”) with the Supreme Court of the State of New York, County of New York (the “PSW Court”) against Bank of America, N.A. as trustee under the pooling and servicing agreements for Wachovia Bank Commercial Mortgage Trust 2007-C30 and COBALT CMBS Commercial Trust 2007-C2, U.S. Bank National Association as Trustee under the pooling and servicing agreements for Wachovia Bank Commercial Mortgage Trust 20007-C31, ML-CFC Commercial Mortgage Trust 2007-5 and ML-CFC Commercial Mortgage Trust 2007-6 (collectively, the “Trusts”), PCV-M Holdings LLC and CWCapital Asset Management LLC, individually and as special servicer for the Trusts (collectively, the “Defendants”) seeking either (a) damages in an amount to be determined by the PSW Court but alleged by the plaintiffs to be approximately $500,000,000 – such amount being the amount PSW NYC LLC alleges would have been recovered on certain mezzanine loans (the “Mezzanine Loans”) related to the Peter Cooper Village and Stuyvesant Town property (the “PCVST Property”) in New York City which PSW NYC LLC sold to an entity related to the Defendants pursuant to a settlement agreement related to certain prior litigation (the “Settlement Agreement”) or (b) the rescission of the Settlement Agreement which would result in, among other things, the rescission of the sale of the Mezzanine Loans and a claim for certain proceeds from the sale of the PCVST Property. PSW NYC LLC alleges that the Defendants procured the Settlement Agreement by fraud and further that the terms of the Settlement Agreement were breached by the Defendants. On February 26, 2016, CWCAM on behalf of itself and the other Defendants filled a motion to dismiss the complaint (the “CWCAM Motion to Dismiss”). Oral argument has been set by the PSW Court on the CWCAM Motion to Dismiss for August 23, 2016. There can be no assurances as to the outcome of this CWCAM Motion to Dismiss or the PSW Complaint or the possible impact on CWCAM. However, CWCAM believes that it was not guilty of any fraud in the procurement of the Settlement Agreement, that it performed its obligations under applicable pooling and servicing agreements in good faith and disputes PSW NYC LLC allegations. CWCAM intends to vigorously contest such allegations.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison

Leah Nivison, CEO

Date: July 26, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the July 12, 2016 distribution.